UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             08/13/99
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------

                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             3
                                               -------------

Form 13F Information Table Entry Total:        23
                                               -------------

Form 13F Information Table Value Total:        $117,166
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 ------------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   ------------------------------

      3               28-7474                   Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   ------------------------------


<PAGE





                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105   19,843 4,409,569 SH      SHARED-OTHER      1,2       4,409,569
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FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105    6,442 1,431,664 SH      SHARED-OTHER      1,3       1,431,664
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FARM FAMILY HLDGS INC             COM            307901108   12,533   366,600 SH      SHARED-OTHER      1,2         366,600
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FARM FAMILY HLDGS  INC            COM            307901108    3,156    92,300 SH      SHARED-OTHER      1,3          92,300
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KRANZCO RLTY TR                   COM SH BEN INT 50076E103      220     8,470 SH      SHARED-OTHER      1,2           8,470
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HALLWOOD RLTY PARTNERS LP         DEPOSIT UT NEW 40636T203   15,190   247,994 SH      SHARED-OTHER      1,2         247,994
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WELLSFORD REAL PPTYS INC          COM            950240101   17,130 1,593,532 SH      SHARED-OTHER      1,2       1,593,532
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WELLSFORD REAL PPTYS INC          COM            950240101   10,536   980,100 SH      SHARED-OTHER      1,3         980,100
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OMEGA WORLDWIDE  INC              COM            68210B108    5,168 1,215,900 SH      SHARED-OTHER      1,3       1,215,900
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LIBERTE INV INC DEL               COM            530154103      636 2,186,567 SH      SHARED-OTHER      1,2       2,186,567
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LIBERTE INV INC DEL               COM            530154103      129    37,500 SH      SHARED-OTHER      1,3          37,500
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ATLANTIC RLTY TR                  SH BEN INT     048798102    1,574   193,711 SH      SHARED-OTHER      1,2         193,711
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ATLANTIC RLTY TR                  SH BEN INT     048798102      246    30,300 SH     SHARED-OTHER      1,3           30,300
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CRIIMI MAE INC                    COM            226603108    8,334 3,704,100 SH     SHARED-OTHER      1,2        3,704,100
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CRIIMI MAE INC                    COM            226603108    3,328 1,479,200 SH     SHARED-OTHER      1,3        1,479,200
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VORNADO OPERATING CO              COM            92904N103    1,962   245,210 SH     SHARED-OTHER      1,2          245,210
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VORNADO OPERATING CO              COM            92904N103    1,651   206,315 SH     SHARED-OTHER      1,3          206,315
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ROHN INDS INC                     COM            775381106      888   646,030 SH     SHARED-OTHER      1,2          646,030
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ROHN INDS INC                     COM            775381106      204   148,470 SH     SHARED-OTHER      1,3          148,470
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LINCOLN BANCORP IND               COM            532879103    1,789   145,300 SH     SHARED-OTHER      1,2          145,300
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LINCOLN BANCORP IND               COM            532879103      433    35,200 SH     SHARED-OTHER      1,3           35,200
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SYNTROLEUM CORP                   COM            871630109    3,279   366,838 SH     SHARED-OTHER      1,2          366,838
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SYNTROLEUM CORP                   COM            871630109    2,495   279,190 SH     SHARED-OTHER      1,3          279,190
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CONFIDENTIAL PORTIONS OMITTED AND FILED SEPARATELY WITH THE SEC.
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